Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2013
Accounts Receivable, Net

(in millions of Canadian dollars)	2013	2012
Freight	$408	$410
Non-freight	192	155

	600	565
Allowance for doubtful accounts	(20)	(19)

Total accounts receivable, net	$580	$546